BUSINESS COMBINATIONS AND TRANSACTIONS - Narrative (Details) $ / shares in Units, $ in Thousands		7 Months Ended	12 Months Ended
	Jul. 29, 2021 USD ($)	Jul. 29, 2021 USD ($)	Dec. 31, 2021 USD ($) subsidiary	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 30, 2021 $ / shares	Jul. 31, 2018 USD ($)
Business Acquisition [Line Items]
Investment balance			$ 126,534	$ 458,557
Underwriting fees and other issuance costs			29,600
Merger, transaction and other related costs			30,072	396	$ 198
Goodwill			511,333	234,161	221,102
Incremental charge to costs of sales related to uplift of inventory acquired			35,200
Incremental charge to costs of sales related to uplift of property, plant and equipment acquired			28,400
Incurred costs related to fair value of inventory acquired			$ 2,300
Discontinued Operations, Disposed of by Sale
Business Acquisition [Line Items]
Number of subsidiaries divested | subsidiary			2
IPO
Business Acquisition [Line Items]
Price per share of shares issued (in USD per share) | $ / shares						$ 16.00
Underwriting fees and other issuance costs			$ 29,600
Legacy Dole
Business Acquisition [Line Items]
Total consideration	$ 576,186
Goodwill	274,048	$ 274,048
Intangible assets acquired	310,659	310,659
Previously uncapitalized costs included in inventory acquired	35,200	35,200
Previously uncapitalized costs included in property, plant and equipment acquired	68,100	68,100
Net consideration	460,313
Legacy Dole | DOLE brand
Business Acquisition [Line Items]
Intangible assets acquired	$ 306,300	$ 306,300
Other Acquisitions
Business Acquisition [Line Items]
Goodwill					4,000
Net consideration					9,200
Total Produce | Dole plc
Business Acquisition [Line Items]
Equity interest acquired	82.50%	82.50%
Total Produce | Legacy Dole
Business Acquisition [Line Items]
Equity interest acquired	55.00%	55.00%
Total consideration	$ 576,200
Legacy Dole
Business Acquisition [Line Items]
Remaining ownership percentage							0.550
C&C Parties | Dole plc
Business Acquisition [Line Items]
Equity interest acquired	17.50%	17.50%
Legacy Dole
Business Acquisition [Line Items]
Investment balance	$ 259,000	$ 259,000	0	340,485	313,289
Impairment recognized upon the Acquisition		122,926	122,926	0	0
Gain from investments acquired			$ 4,023	0	$ 0
Goodwill	328,794	328,794		$ 328,794
Legacy Dole | Total Produce
Business Acquisition [Line Items]
Ownership percentage			45.00%	45.00%			45.00%
Investment balance	$ 259,000	$ 259,000					$ 300,000